Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 30, 2024
Schedule of Property, Plant and Equipment [Line Items]
Cost beginning		$ 70,452	$ 70,452
Accumulated depreciation beginning	$ 5,991	860	860
Carrying values	293,140	274,448
Additions	25,218		159
Disposal of subsidiaries	(7)
Acquisition of subsidiaries			205,322
Exchange realignment	3,049		4,506
Cost ending	308,699		280,439
Provided for the year	9,477	5,159
Disposal of subsidiaries	(7)
Exchange realignment	98	(28)
Accumulated depreciation ending	15,559	5,991
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost beginning
Accumulated depreciation beginning
Carrying values	1,525
Additions	1,755
Disposal of subsidiaries
Acquisition of subsidiaries
Exchange realignment	(61)
Cost ending	1,694
Provided for the year	176
Disposal of subsidiaries
Exchange realignment	(7)
Accumulated depreciation ending	169
Properties [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost beginning		70,430	70,430
Accumulated depreciation beginning	5,923	839	839
Carrying values	290,572	273,448
Additions	23,038		48
Disposal of subsidiaries
Acquisition of subsidiaries			204,389
Exchange realignment	3,080		4,504
Cost ending	305,489		279,371
Provided for the year	8,849	5,100
Disposal of subsidiaries
Exchange realignment	145	(16)
Accumulated depreciation ending	14,917	5,923
Computer Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost beginning		22	22
Accumulated depreciation beginning	68	21	21
Carrying values	733	825
Additions	22		111
Disposal of subsidiaries	(7)
Acquisition of subsidiaries			758
Exchange realignment	38		2
Cost ending	946		893
Provided for the year	188	59
Disposal of subsidiaries	(7)
Exchange realignment	(36)	(12)
Accumulated depreciation ending	213	68
Right-of-Use Assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost beginning
Accumulated depreciation beginning
Carrying values	310	175
Additions	403
Disposal of subsidiaries
Acquisition of subsidiaries			175
Exchange realignment	(8)
Cost ending	570		$ 175
Provided for the year	264
Disposal of subsidiaries
Exchange realignment	(4)
Accumulated depreciation ending	$ 260